Lease accounting - Schedule of maturity of operating lease liabilities (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
Remainder of 2020	$ 507
2021	860
Total operating lease payments (undiscounted)	1,367
Less: Imputed interest	(74)
Total operating lease liabilities (discounted)	$ 1,293